Receivables - Accounts receivables-net (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Line items]
Accounts receivable	€ 3,609	€ 4,992
Personal Health [Member]
Receivables [Line items]
Accounts receivable	1,341	1,266
Diagnosis & Treatment [Member]
Receivables [Line items]
Accounts receivable	1,489	1,476
Connected Care & Health Informatics [Member]
Receivables [Line items]
Accounts receivable	706	664
HealthTech Other [Member]
Receivables [Line items]
Accounts receivable	€ 72	81
Lighting [Member]
Receivables [Line items]
Accounts receivable		1,477
Legacy Items [Member]
Receivables [Line items]
Accounts receivable		€ 28